ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Accounts receivables	$ 1,715,607	$ 682,311
Allowance for doubtful accounts	(296,302)	(494,459)	$ (781,346)
Accounts receivable, net	$ 1,419,305	$ 187,852